Portfolio of Investments (unaudited)
FUND FOR INCOME
September 30, 2019

Principal
Amount		Security			Value
		CORPORATE BONDS—92.9%
		Aerospace/Defense—1.8%
		Bombardier, Inc.:
$425	M	6%, 10/15/2022	(a)		$ 426,594
275	M	7.5%, 12/1/2024	(a)		275,687
		TransDigm, Inc.:
375	M	6%, 7/15/2022			381,563
250	M	6.5%, 7/15/2024			258,750
250	M	6.25%, 3/15/2026	(a)		269,063
325	M	Triumph Group, Inc., 5.25%, 6/1/2022			324,870
					1,936,527
		Automotive—2.4%
225	M	Adient Global Holdings, Ltd., 4.875%, 8/15/2026	(a)		183,937
475	M	American Axle & Manufacturing, Inc., 6.25%, 4/1/2025			463,125
125	M	Asbury Automotive Group, Inc., 6%, 12/15/2024			130,000
250	M	Cooper Standard Automotive, Inc., 5.625%, 11/15/2026	(a)		229,062
250	M	Dana Holding Corp., 5.5%, 12/15/2024			255,625
250	M	Hertz Corp., 7.625%, 6/1/2022	(a)		260,625
300	M	J.B. Poindexter & Co., 7.125%, 4/15/2026	(a)		312,000
250	M	LKQ Corp., 4.75%, 5/15/2023			254,375
400	M	Panther BF Aggregator 2, LP, 8.5%, 5/15/2027	(a)		406,000
25	M	Tenneco, Inc., 5%, 7/15/2026			20,563
					2,515,312
		Building Materials—1.6%
100	M	Beacon Roofing Supply, Inc., 4.5%, 11/15/2026	(a)	(b)	101,125
		Building Materials Corp.:
400	M	5.375%, 11/15/2024	(a)		413,500
200	M	6%, 10/15/2025	(a)		210,692
400	M	Griffon Corp., 5.25%, 3/1/2022			405,000
350	M	New Enterprise Stone & Lime Co., 6.25%, 3/15/2026	(a)		358,750
250	M	Standard Industries, Inc., 5%, 2/15/2027	(a)		259,450
					1,748,517
		Chemicals—2.6%
250	M	Avantor, Inc., 9%, 10/1/2025	(a)		280,625
100	M	Blue Cube Spinco, Inc., 10%, 10/15/2025			112,434
425	M	CF Industries, Inc., 4.95%, 6/1/2043			418,094
275	M	Chemours Co., 5.375%, 5/15/2027			238,571
150	M	CVR Partners, LP, 9.25%, 6/15/2023	(a)		156,937
275	M	Koppers, Inc., 6%, 2/15/2025	(a)		276,548
250	M	Kraton Polymers, LLC, 7%, 4/15/2025	(a)		261,875
175	M	Neon Holdings, Inc., 10.125%, 4/1/2026	(a)		176,750
350	M	Rain CII Carbon, LLC, 7.25%, 4/1/2025	(a)		336,000
150	M	Tronox, Inc., 6.5%, 4/15/2026	(a)		143,625
375	M	Univar USA, Inc., 6.75%, 7/15/2023	(a)		382,969
					2,784,428
		Consumer Non-Durables—1.0%
		Energizer Holdings, Inc.:
250	M	5.5%, 6/15/2025	(a)		259,457
125	M	6.375%, 7/15/2026	(a)		134,205
175	M	KGA Escrow, LLC, 7.5%, 8/15/2023	(a)		183,969
509	M	Reynolds Group Holdings, Inc., 5.75%, 10/15/2020			510,486
					1,088,117
		Energy—12.5%
		Antero Resources Corp.:
125	M	5.375%, 11/1/2021			121,094
275	M	5.625%, 6/1/2023			239,250
250	M	Apergy Corp., 6.375%, 5/1/2026			249,375
50	M	Baytex Energy Corp., 5.125%, 6/1/2021	(a)		49,125
		Berry Petroleum Co.:
250	M	5.5%, 5/15/2022			254,375
225	M	7%, 2/15/2026	(a)		216,562
		Blue Racer Midstream, LLC:
200	M	6.125%, 11/15/2022	(a)		202,060
125	M	6.625%, 7/15/2026	(a)		124,062
		Buckeye Partners, LP:
325	M	3.95%, 12/1/2026			286,411
200	M	5.6%, 10/15/2044			161,460
325	M	Callon Petroleum Co., 6.375%, 7/1/2026			318,776
75	M	Carrizo Oil & Gas, Inc., 8.25%, 7/15/2025			73,845
		Chesapeake Energy Corp.:
150	M	4.875%, 4/15/2022			121,875
400	M	7%, 10/1/2024			288,500
225	M	8%, 6/15/2027			154,170
500	M	CITGO Petroleum Corp., 6.25%, 8/15/2022	(a)		507,500
375	M	Consolidated Energy Finance SA, 5.8685%, 6/15/2022	(a)	†	374,262
250	M	Covey Park Energy, LLC, 7.5%, 5/15/2025	(a)		201,250
		Crestwood Midstream Partners, LP:
250	M	6.25%, 4/1/2023			257,812
450	M	5.75%, 4/1/2025			464,625
350	M	CrownRock, LP, 5.625%, 10/15/2025	(a)		353,493
		DCP Midstream Operating, LP:
250	M	3.875%, 3/15/2023			253,437
175	M	5.125%, 5/15/2029			178,500
275	M	Delek Logistics Partners, LP, 6.75%, 5/15/2025			273,625
50	M	Diamondback Energy, Inc., 4.75%, 11/1/2024			51,312
		EnLink Midstream Partners, LP:
375	M	4.85%, 7/15/2026			357,656
200	M	5.45%, 6/1/2047			164,000
400	M	Exterran Partners, LP, 6%, 10/1/2022			405,500
		Genesis Energy, LP:
100	M	5.625%, 6/15/2024			96,250
250	M	6.5%, 10/1/2025			244,687
		Gulfport Energy Corp.:
200	M	6.625%, 5/1/2023			157,000
175	M	6.375%, 5/15/2025			125,125
300	M	6.375%, 1/15/2026			211,500
325	M	Ithaca Energy (North Sea), PLC, 9.375%, 7/15/2024	(a)		339,544
		Laredo Petroleum, Inc.:
200	M	5.625%, 1/15/2022			189,000
300	M	6.25%, 3/15/2023			264,750
125	M	Matador Resources Co., 5.875%, 9/15/2026			125,863
225	M	MEG Energy Corp., 6.375%, 1/30/2023	(a)		217,969
250	M	Murphy Oil Corp., 5.875%, 12/1/2042			221,250
175	M	Murphy Oil USA, Inc., 4.75%, 9/15/2029			179,375
275	M	Nabors Industries, Inc., 5.75%, 2/1/2025			204,875
151	M	Northern Oil and Gas, Inc., 8.5%, 5/15/2023			156,026
		Oasis Petroleum, Inc.:
250	M	6.875%, 1/15/2023			230,000
175	M	6.25%, 5/1/2026	(a)		142,625
		Parkland Fuel Corp.:
250	M	6%, 4/1/2026	(a)		265,000
225	M	5.875%, 7/15/2027	(a)		236,657
125	M	Parsley Energy, LLC, 5.25%, 8/15/2025	(a)		127,464
		Precision Drilling Corp.:
72	M	6.5%, 12/15/2021			70,696
150	M	7.125%, 1/15/2026	(a)		139,125
		Range Resources Corp.:
275	M	5%, 8/15/2022			259,188
175	M	4.875%, 5/15/2025			145,250
		SM Energy Co.:
300	M	5%, 1/15/2024			270,750
50	M	6.625%, 1/15/2027			43,375
		Southwestern Energy Co.:
300	M	6.7%, 1/23/2025			265,494
100	M	7.5%, 4/1/2026			87,750
		Suburban Propane Partners, LP:
150	M	5.5%, 6/1/2024			153,750
375	M	5.875%, 3/1/2027			385,133
300	M	Sunoco, LP, 4.875%, 1/15/2023			308,625
134	M	Transocean Pontus, Ltd., 6.125%, 8/1/2025	(a)		136,170
250	M	Tullow Oil, PLC, 6.25%, 4/15/2022	(a)		253,500
200	M	USA Compression Partners, LP, 6.875%, 9/1/2027	(a)		207,500
400	M	Whiting Petroleum Corp., 6.625%, 1/15/2026			272,000
					13,437,178
		Financial Services—.3%
325	M	GTCR (AP) Finance, Inc., 8%, 5/15/2027	(a)		334,750
		Financials—5.0%
175	M	Acrisure, LLC, 8.125%, 2/15/2024	(a)		188,891
225	M	Ally Financial, Inc., 8%, 11/1/2031			312,187
225	M	Credit Suisse Group AG, 7.5%, 12/11/2023	(a)		249,200
150	M	CSTN Merger Sub, Inc., 6.75%, 8/15/2024	(a)		139,269
		DAE Funding, LLC:
175	M	5.75%, 11/15/2023	(a)		184,336
625	M	5%, 8/1/2024	(a)		653,125
200	M	Dresdner Funding Trust I, 8.151%, 6/30/2031	(a)		270,575
		Icahn Enterprises, LP:
200	M	6.25%, 2/1/2022			205,700
275	M	6.75%, 2/1/2024			287,031
400	M	6.25%, 5/15/2026	(a)		420,500
200	M	Intesa Sanpaolo SpA, 5.017%, 6/26/2024	(a)		205,955
		Ladder Capital Finance Holdings, LLLP:
200	M	5.25%, 3/15/2022	(a)		208,670
400	M	5.25%, 10/1/2025	(a)		410,000
575	M	Navient Corp., 5.875%, 3/25/2021			597,641
		Springleaf Finance Corp.:
250	M	5.625%, 3/15/2023			266,875
100	M	6.125%, 3/15/2024			107,875
250	M	6.875%, 3/15/2025			276,094
150	M	7.125%, 3/15/2026			166,680
225	M	Wand Merger Corp., 8.125%, 7/15/2023	(a)		235,125
					5,385,729
		Food/Beverage/Tobacco—3.3%
250	M	HLF Financing Sarl, LLC, 7.25%, 8/15/2026	(a)		252,812
		JBS USA LUX SA:
300	M	6.75%, 2/15/2028	(a)		333,375
625	M	5.5%, 1/15/2030	(a)		664,050
100	M	JBS USA, LLC, 5.875%, 7/15/2024	(a)		103,192
150	M	Performance Food Group, Inc., 5.5%, 10/15/2027	(a)		158,625
275	M	Pilgrim's Pride Corp., 5.875%, 9/30/2027	(a)		296,381
		Post Holdings, Inc.:
250	M	5.5%, 3/1/2025	(a)		262,813
400	M	5.75%, 3/1/2027	(a)		426,080
250	M	5.5%, 12/15/2029	(a)		261,563
550	M	Sigma Holdco BV, 7.875%, 5/15/2026	(a)		551,375
225	M	Simmons Foods, Inc., 5.75%, 11/1/2024	(a)		220,500
					3,530,766
		Food/Drug—.5%
		Albertson's Cos., LLC:
200	M	5.75%, 3/15/2025			206,670
100	M	7.5%, 3/15/2026	(a)		111,750
100	M	5.875%, 2/15/2028	(a)		106,094
125	M	B & G Foods, Inc., 5.25%, 9/15/2027			127,981
					552,495
		Forest Products/Containers—2.0%
200	M	Ardagh Holdings USA, Inc., 4.625%, 5/15/2023	(a)		205,250
		Berry Global Escrow Corp.:
250	M	4.875%, 7/15/2026	(a)		259,037
300	M	5.625%, 7/15/2027	(a)		311,250
250	M	BWAY Holding Co., 5.5%, 4/15/2024	(a)		257,800
200	M	Crown Americas, LLC, 4.5%, 1/15/2023			210,500
200	M	Graphic Packaging International, LLC, 4.75%, 7/15/2027	(a)		210,500
200	M	Greif, Inc., 6.5%, 3/1/2027	(a)		212,600
		Mercer International, Inc.:
50	M	7.75%, 12/1/2022			51,962
75	M	7.375%, 1/15/2025			78,308
75	M	Owens-Brockway Glass Container, 5.875%, 8/15/2023	(a)		79,875
250	M	Schweitzer-Mauduit International, Inc., 6.875%, 10/1/2026	(a)		265,000
					2,142,082
		Gaming/Leisure—6.8%
200	M	AMC Entertainment, Inc., 5.75%, 6/15/2025			191,380
		AMC Networks, Inc.:
375	M	5%, 4/1/2024			387,199
100	M	4.75%, 8/1/2025			103,500
375	M	Boyd Gaming Corp., 6.875%, 5/15/2023			390,469
200	M	Cedar Fair, LP, 5.375%, 6/1/2024			206,250
1,075	M	CRC Escrow Issuer, LLC, 5.25%, 10/15/2025	(a)		1,101,767
		Diamond Sports Group, LLC:
275	M	5.375%, 8/15/2026	(a)		286,000
475	M	6.625%, 8/15/2027	(a)		494,000
225	M	Golden Nugget, Inc., 8.75%, 10/1/2025	(a)		235,125
775	M	IRB Holding Corp., 6.75%, 2/15/2026	(a)		780,812
575	M	Jack Ohio Finance, LLC, 6.75%, 11/15/2021	(a)		588,656
150	M	Lions Gate Entertainment Corp., 5.875%, 11/1/2024	(a)		154,875
100	M	Marriott Ownership Resorts, Inc, 4.75%, 1/15/2028	(a)	(b)	101,250
200	M	MGM Resorts International, 6%, 3/15/2023			220,840
250	M	National CineMedia, LLC, 6%, 4/15/2022			253,438
		Scientific Games International, Inc.:
525	M	5%, 10/15/2025	(a)		543,008
250	M	8.25%, 3/15/2026	(a)		265,838
150	M	Stars Group Holdings BV, 7%, 7/15/2026	(a)		160,125
		Viking Cruises, Ltd.:
600	M	6.25%, 5/15/2025	(a)		630,000
175	M	5.875%, 9/15/2027	(a)		185,867
					7,280,399
		Health Care—6.6%
125	M	AMN Healthcare, Inc, 5.125%, 10/1/2024	(a)		130,000
		Bausch Health Cos., Inc.:
50	M	6.5%, 3/15/2022	(a)		51,750
500	M	7%, 3/15/2024	(a)		526,730
425	M	6.125%, 4/15/2025	(a)		441,469
525	M	9%, 12/15/2025	(a)		591,281
225	M	8.5%, 1/31/2027	(a)		253,080
300	M	Centene Corp., 6.125%, 2/15/2024			312,435
925	M	DaVita, Inc., 5.125%, 7/15/2024			942,344
225	M	Endo Finance, LLC, 6%, 7/15/2023	(a)		139,129
		HCA, Inc.:
475	M	5.875%, 5/1/2023			523,687
325	M	5.375%, 2/1/2025			355,875
125	M	5.875%, 2/15/2026			140,037
		HealthSouth Corp.:
175	M	5.125%, 3/15/2023			178,938
184	M	5.75%, 11/1/2024			186,613
		Mallinckrodt Finance SB:
275	M	5.75%, 8/1/2022	(a)		104,500
225	M	5.5%, 4/15/2025	(a)		67,567
200	M	MEDNAX, Inc., 6.25%, 1/15/2027	(a)		198,986
		Molina Healthcare, Inc.:
400	M	5.375%, 11/15/2022			425,516
250	M	4.875%, 6/15/2025	(a)		252,188
125	M	MPH Operating Partnership, LP, 7.125%, 6/1/2024	(a)		115,781
175	M	Par Pharmaceutical, Inc., 7.5%, 4/1/2027	(a)		160,781
250	M	Polaris Intermediate Corp., 8.5%, 12/1/2022	(a)		213,750
675	M	Syneos Health, Inc., 7.5%, 10/1/2024	(a)		699,469
100	M	Tenet Healthcare Corp., 5.125%, 5/1/2025			101,630
					7,113,536
		Home-Building—1.5%
300	M	Brookfield Residential Properties, Inc., 6.25%, 9/15/2027	(a)		302,250
350	M	Century Communities, Inc., 6.75%, 6/1/2027	(a)		376,775
175	M	Taylor Morrison Communities, Inc., 5.75%, 1/15/2028	(a)		190,313
200	M	Toll Brothers Finance Corp., 3.8%, 11/1/2029			197,376
		William Lyon Homes, Inc.:
250	M	6%, 9/1/2023			261,250
275	M	6.625%, 7/15/2027	(a)		286,688
					1,614,652
		Information Technology—3.6%
275	M	Anixter, Inc., 6%, 12/1/2025			304,562
250	M	CDW, LLC, 5%, 9/1/2025			260,469
125	M	CommScope Finance, LLC, 6%, 3/1/2026	(a)		129,975
		Diamond 1 Finance Corp.:
375	M	5.875%, 6/15/2021	(a)		381,469
225	M	7.125%, 6/15/2024	(a)		237,431
375	M	J2 Cloud Services, LLC, 6%, 7/15/2025	(a)		397,350
375	M	Nielsen Finance, LLC, 5%, 4/15/2022	(a)		377,925
		Nuance Communications, Inc.:
350	M	6%, 7/1/2024			365,750
150	M	5.625%, 12/15/2026			159,000
250	M	Rackspace Hosting, Inc., 8.625%, 11/15/2024	(a)		231,225
400	M	Solera, LLC, 10.5%, 3/1/2024	(a)		424,848
325	M	Symantec Corp., 5%, 4/15/2025	(a)		328,813
275	M	Verscend Holding Corp., 9.75%, 8/15/2026	(a)		293,871
					3,892,688
		Manufacturing—3.0%
325	M	Amsted Industries, Inc., 5.625%, 7/1/2027	(a)		343,687
375	M	ATS Automation Tooling Systems, Inc., 6.5%, 6/15/2023	(a)		388,125
725	M	Brand Energy & Infrastructure Services, Inc., 8.5%, 7/15/2025	(a)		688,750
125	M	Cloud Crane, LLC, 10.125%, 8/1/2024	(a)		134,062
275	M	Grinding Media, Inc., 7.375%, 12/15/2023	(a)		264,000
300	M	H&E Equipment Services, Inc., 5.625%, 9/1/2025			309,945
200	M	HAT Holdings I, LLC, 5.25%, 7/15/2024	(a)		210,750
375	M	Manitowoc Co., Inc., 9%, 4/1/2026	(a)		368,438
75	M	MTS Systems Corp., 5.75%, 8/15/2027	(a)		78,188
200	M	Park-Ohio Industries, Inc., 6.625%, 4/15/2027			192,000
250	M	Patrick Industries, Inc., 7.5%, 10/15/2027	(a)		258,150
					3,236,095
		Media-Broadcasting—3.2%
		Belo Corp.:
200	M	7.75%, 6/1/2027			231,500
225	M	7.25%, 9/15/2027			256,500
450	M	LIN Television Corp., 5.875%, 11/15/2022			461,250
		Nexstar Broadcasting, Inc.:
225	M	6.125%, 2/15/2022	(a)		228,375
200	M	5.625%, 8/1/2024	(a)		208,670
150	M	Nexstar Escrow, Inc., 5.625%, 7/15/2027	(a)		157,500
		Sinclair Television Group, Inc.:
300	M	5.625%, 8/1/2024	(a)		309,375
100	M	5.875%, 3/15/2026	(a)		105,000
225	M	5.125%, 2/15/2027	(a)		227,250
450	M	Sirius XM Radio, Inc., 4.625%, 7/15/2024	(a)		467,699
725	M	TEGNA, Inc., 5%, 9/15/2029	(a)		735,962
					3,389,081
		Media-Cable TV—9.6%
		Altice Financing SA:
525	M	6.625%, 2/15/2023	(a)		540,094
200	M	7.5%, 5/15/2026	(a)		212,998
		Altice France SA:
200	M	6.25%, 5/15/2024	(a)		207,150
525	M	7.375%, 5/1/2026	(a)		564,223
200	M	8.125%, 2/1/2027	(a)		221,250
500	M	Altice Luxembourg SA, 10.5%, 5/15/2027	(a)		564,750
		CCO Holdings, LLC:
200	M	5.25%, 9/30/2022			202,670
275	M	5.125%, 2/15/2023			280,156
150	M	5.75%, 9/1/2023			153,375
500	M	5.875%, 4/1/2024	(a)		522,980
275	M	5.875%, 5/1/2027	(a)		291,500
150	M	5%, 2/1/2028	(a)		155,437
125	M	5.375%, 6/1/2029	(a)		133,437
225	M	4.75%, 3/1/2030	(a)	(b)	228,985
		Clear Channel Worldwide Holdings, Inc.:
256	M	9.25%, 2/15/2024	(a)		281,897
650	M	5.125%, 8/15/2027	(a)		678,827
		CSC Holdings, LLC:
750	M	5.375%, 7/15/2023	(a)		771,562
200	M	6.625%, 10/15/2025	(a)		214,560
225	M	7.5%, 4/1/2028	(a)		254,509
450	M	5.75%, 1/15/2030	(a)	(b)	470,866
		DISH DBS Corp.:
225	M	5%, 3/15/2023			228,161
250	M	5.875%, 11/15/2024			248,750
		Gray Television, Inc.:
50	M	5.125%, 10/15/2024	(a)		51,937
275	M	5.875%, 7/15/2026	(a)		286,687
450	M	Midcontinent Communications & Finance Corp., 5.375%, 8/15/2027	(a)		474,750
		Netflix, Inc.:
100	M	4.375%, 11/15/2026			101,555
300	M	4.875%, 4/15/2028			305,985
1,525	M	UPC Holding BV, 5.5%, 1/15/2028	(a)		1,586,000
					10,235,051
		Media-Diversified—1.0%
375	M	Gannett Co., Inc., 6.375%, 10/15/2023			387,187
425	M	iHeart Communications, 8.375%, 5/1/2027			461,253
225	M	Outdoor Americas Capital, LLC, 5.875%, 3/15/2025			232,875
					1,081,315
		Metals/Mining—4.2%
475	M	Allegheny Technologies, Inc., 7.875%, 8/15/2023			517,047
250	M	Cleveland-Cliffs, Inc., 5.875%, 6/1/2027	(a)		237,400
525	M	Commercial Metals Co., 4.875%, 5/15/2023			547,312
500	M	Constellium NV, 5.75%, 5/15/2024	(a)		515,000
		HudBay Minerals, Inc.:
175	M	7.25%, 1/15/2023	(a)		181,344
125	M	7.625%, 1/15/2025	(a)		127,344
450	M	Joseph T. Ryerson & Son, Inc., 11%, 5/15/2022	(a)		475,875
250	M	Northwest Acquisitions, ULC, 7.125%, 11/1/2022	(a)		148,125
		Novelis, Inc.:
275	M	6.25%, 8/15/2024	(a)		288,063
225	M	5.875%, 9/30/2026	(a)		236,520
825	M	SunCoke Energy Partners, LP, 7.5%, 6/15/2025	(a)		737,344
525	M	TMS International Corp., 7.25%, 8/15/2025	(a)		451,500
					4,462,874
		Real Estate—3.2%
		Geo Group, Inc.:
100	M	5.125%, 4/1/2023			88,750
225	M	6%, 4/15/2026			182,700
325	M	Greystar Real Estate Partners, 5.75%, 12/1/2025	(a)		335,156
200	M	Hilton Domestic Operating Co., LLC, 4.875%, 1/15/2030	(a)		211,670
		Iron Mountain, Inc.:
225	M	5.75%, 8/15/2024			227,813
250	M	5.25%, 3/15/2028	(a)		259,680
825	M	iStar, Inc., 4.75%, 10/1/2024			841,566
175	M	Lennar Corp., 4.875%, 12/15/2023			186,594
250	M	MGM Growth Properties Operating Partnership, LP, 5.75%, 2/1/2027	(a)		281,013
		MPT Operating Partnership, LP:
80	M	6.375%, 3/1/2024			83,963
200	M	4.625%, 8/1/2029			206,375
325	M	Realogy Group, LLC, 9.375%, 4/1/2027	(a)	(b)	303,557
225	M	Sabra Health Care, LP, 5.125%, 8/15/2026			240,708
					3,449,545
		Retail-General Merchandise—2.3%
		1011778 B.C., ULC:
500	M	4.625%, 1/15/2022	(a)		500,100
250	M	5%, 10/15/2025	(a)		259,137
275	M	3.875%, 1/15/2028	(a)		277,437
		AmeriGas Partners, LP:
50	M	5.625%, 5/20/2024			53,781
225	M	5.5%, 5/20/2025			242,719
225	M	J.C. Penney Co., Inc., 8.625%, 3/15/2025			141,768
150	M	KFC Holding Co., LLC, 5%, 6/1/2024	(a)		156,000
425	M	L Brands, Inc., 6.75%, 7/1/2036			362,674
375	M	SRS Distribution, Inc., 8.25%, 7/1/2026	(a)		383,438
100	M	Yum! Brands, Inc., 4.75%, 1/15/2030	(a)		103,516
					2,480,570
		Services—2.2%
525	M	ADT Corp., 3.5%, 7/15/2022			528,937
225	M	AECOM, 5.125%, 3/15/2027			237,037
450	M	GCI, Inc., 6.875%, 4/15/2025			475,875
525	M	GW Honos Security Corp., 8.75%, 5/15/2025	(a)		541,852
50	M	KAR Auction Services, Inc., 5.125%, 6/1/2025	(a)		52,000
		United Rentals, Inc.:
150	M	4.625%, 10/15/2025			153,636
325	M	5.5%, 5/15/2027			345,719
					2,335,056
		Telecommunication Services—2.8%
		Frontier Communications Corp.:
175	M	8.5%, 4/1/2026	(a)		175,420
75	M	8%, 4/1/2027	(a)		79,387
375	M	GCI, LLC, 6.625%, 6/15/2024	(a)		405,469
225	M	Qwest Corp., 7.25%, 9/15/2025			254,509
125	M	Telecom Italia Capital SA, 7.2%, 7/18/2036			146,251
200	M	Telecom Italia SpA, 5.303%, 5/30/2024			216,440
500	M	Telesat Canada, 8.875%, 11/15/2024	(a)		537,000
		Zayo Group, LLC:
350	M	6%, 4/1/2023			360,938
250	M	6.375%, 5/15/2025			258,388
525	M	5.75%, 1/15/2027	(a)		538,020
					2,971,822
		Transportation—1.8%
375	M	BCD Acquisition, Inc., 9.625%, 9/15/2023	(a)		384,375
		Fly Leasing, Ltd.:
275	M	6.375%, 10/15/2021			280,328
250	M	5.25%, 10/15/2024			258,750
125	M	Mobile Mini, Inc., 5.875%, 7/1/2024			129,063
300	M	VistaJet Malta Finance, PLC, 10.5%, 6/1/2024	(a)		291,750
525	M	XPO Logistics, Inc., 6.125%, 9/1/2023	(a)		543,375
					1,887,641
		Utilities—3.7%
150	M	AES Corp., 6%, 5/15/2026			159,750
275	M	Calpine Corp., 5.25%, 6/1/2026	(a)		285,656
275	M	Cheniere Energy Partners, LP, 4.5%, 10/1/2029	(a)		282,219
75	M	Clearway Energy Operating, LLC, 5.75%, 10/15/2025	(a)		79,219
300	M	Drax Finco, PLC, 6.625%, 11/1/2025	(a)		313,500
		Global Partners, LP:
250	M	7%, 6/15/2023			258,437
275	M	7%, 8/1/2027	(a)		283,937
21	M	Indiantown Cogeneration Utilities, LP, 9.77%, 12/15/2020			22,242
400	M	Nextera Energy Operating Partners, 4.25%, 7/15/2024	(a)		413,000
125	M	NRG Yield Operating, LLC, 5%, 9/15/2026			128,438
289	M	NSG Holdings, LLC, 7.75%, 12/15/2025	(a)		311,310
		Talen Energy Supply, LLC:
100	M	7.25%, 5/15/2027	(a)		102,130
175	M	6.625%, 1/15/2028	(a)		172,813
850	M	Targa Resources Partners, LP, 4.25%, 11/15/2023			859,563
250	M	Terraform Power Operating, LLC, 5%, 1/31/2028	(a)		261,250
					3,933,464
		Waste Management—.5%
100	M	Clean Harbors, Inc., 4.875%, 7/15/2027	(a)		104,625
		GFL Environmental, Inc.:
175	M	5.625%, 5/1/2022	(a)		179,812
250	M	8.5%, 5/1/2027	(a)		277,812
					562,249
		Wireless Communications—3.9%
275	M	Consolidated Communications, Inc., 6.5%, 10/1/2022			255,750
175	M	Hughes Satellite Systems Corp., 6.625%, 8/1/2026			190,393
150	M	Inmarsat Finance, PLC, 4.875%, 5/15/2022	(a)		152,579
275	M	Intelsat Jackson Holdings SA, 8.5%, 10/15/2024	(a)		277,665
		Level 3 Financing, Inc.:
94	M	6.125%, 1/15/2021			94,423
75	M	5.375%, 8/15/2022			75,469
250	M	5.125%, 5/1/2023			253,525
300	M	5.375%, 1/15/2024			306,705
175	M	Sprint Capital Corp., 8.75%, 3/15/2032			216,291
		Sprint Corp.:
1,150	M	7.875%, 9/15/2023			1,266,104
125	M	7.125%, 6/15/2024			135,038
150	M	7.625%, 2/15/2025			165,375
450	M	7.625%, 3/1/2026			497,813
		T-Mobile USA, Inc.:
50	M	6.5%, 1/15/2024			51,990
200	M	5.125%, 4/15/2025			207,750
					4,146,870
Total Value of Corporate Bonds (cost $98,510,628)					99,528,809
		LOAN PARTICIPATIONS†—4.6%
		Chemicals—.4%
		Flint Group:
70	M	5.2828% 9/6/2021			62,336
421	M	5.2828%, 9/7/2021			356,204
					418,540
		Financials—.6%
597	M	TransUnion, LLC, 4.0434%, 6/19/2025			599,962
		Food/Beverage/Tobacco—.2%
237	M	Chobani, LLC, 5.5434%, 10/9/2023			234,914
		Gaming/Leisure—.5%
125	M	Diamond Sports Group, LLC, 5.3%, 8/24/2026			125,781
400	M	Dorna Sports SL, 5.19975%, 4/12/2024			398,250
					524,031
		Health Care—.3%
347	M	Inovalon Holdings, Inc., 5.5625%, 4/2/2025			348,953
		Media-Cable TV—.1%
150	M	Nexstar Broadcasting, Inc. , 4.807%, 6/19/2026			150,844
		Media-Diversified—.6%
124	M	DiscoverOrg., LLC, 6.612%, 2/2/2026			124,142
550	M	iHeart Communications, 4%, 5/1/2026		(b)	554,125
					678,267
		Metals/Mining—.5%
500	M	Zekelman Industries, Inc., 4.3036%, 6/14/2021			500,003
		Telecommunication Services—. 3%
374	M	GCI Holdings, Inc., 4.612%, 2/2/2022			368,425
		Utilities—.3%
279	M	Edgewater Generation, 5.7934%, 12/12/2025			275,995
		Wireless Communications—. 8%
800	M	Intelsat Jackson Holdings SA, 6.5536%, 1/2/2024			812,252
Total Value of Loan Participations (cost $4,937,036)					4,912,186
Total Value of Investments (cost $103,447,664)		97.5%			104,440,995
Other Assets, Less Liabilities		2.5			2,708,642
Net Assets		100.0%			$ 107,149,637

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At
September 30, 2019, the Fund held two hundred 144A securities with an aggregate value of $60,280,122 representing 56.3% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

†	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at September 30, 2019.

Summary of Abbreviations:
	LLLP	Limited Liability Limited Partnership
	ULC	Unlimited Liability Corporation

At September 30, 2019, the cost of investments for federal income tax purposes was
$103,518,515. Accumulated net unrealized appreciation on investments was $922,440, consisting of $3,145,085 gross unrealized appreciation and $2,222,645 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2019:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$99,528,809	$-	$99,528,809
Loan Participations	-	4,912,186	-	4,912,186
Total Investments in Securities*	$-	$104,440,995	$-	$104,440,995

*The Portfolio of Investments provides information on the industry categorization for corporate bonds and loan participations.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2019. Transfers, if any, between Levels are recognized at the end of the reporting period.

Security Valuation – Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities or an authorized pricing service. Fixed income securities, other than short-term debt securities held by the Government Cash Management Fund, are priced based upon evaluated prices that are provided by a pricing service approved by the Trust’s Board of Trustees (the "Board"). Other securities may also be priced based upon valuations that are provided by pricing services approved by the Board. The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining evaluated prices.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee of Foresters Investment Management Company, Inc. (“FIMCO”) decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or are deemed to be unreliable or do not appear to reflect significant events that have occurred prior to the time as of which the net asset value is calculated, the securities may be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use evaluated prices from a pricing service to fair value certain foreign equity securities in the event that fluctuation in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of foreign securities in foreign currencies are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

The Government Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), investments held by the Funds are carried at “fair value”. As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds’ investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities and futures contracts traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Variable and floating rate, corporate, covered, sovereign and municipal bonds, asset backed, U.S. Government and U.S. Government Agency securities, pass-through certificates, loan participations and short-term notes are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term notes that are valued at amortized cost by the Government Cash Management Fund are categorized in Level 2. Options contracts are categorized in Level 2 to the extent that the inputs are observable and timely. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of the unobservable valuation inputs.

The aggregate value by input level, as of September 30, 2019, is included at the end of each Fund’s schedule of investments.

Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregated assets for these transactions.

Derivatives – Some of the Funds may invest in various derivatives. A derivative is a financial instrument which has a value that is based on – or “derived from” – the values of other assets, reference rates, or indices. The Funds may invest in derivatives for hedging purposes.

Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates, and related indices. Derivatives include futures contracts and options on futures contracts, forward- commitment transactions, options on securities, caps, floors, collars, swap contracts, and other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap contracts, are privately negotiated and entered into in the over-the-counter market (“OTC”). The risks associated with the use of derivatives are different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments.

The use of a derivative involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract (usually referred to as a “counterparty”) or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract. Additionally, the use of credit derivatives can result in losses if FIMCO, or a Fund’s subadviser, as applicable, does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.

Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is relatively illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Derivatives may be subject to pricing or “basis” risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

Because many derivatives have leverage or borrowing components, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Funds’ interest. The Funds bear the risk that FIMCO will incorrectly forecast future market trends or the values of assets, reference rates, indices, or other financial or economic factors in establishing derivative positions for the Funds. If FIMCO attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the Funds will be exposed to the risk that the derivative will have or will develop an imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Funds. While hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other investments. Many derivatives, in particular OTC derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund.

The following provides more information on specific types of derivatives and activity in the Funds. The use of derivative instruments by the Funds for the period ended September 30, 2019 was related to the use of written and purchased options and futures contracts, as described further below.

Options Contracts – Some of the Funds may write covered call options on securities, derivative instruments, or currencies the Fund owns or in which it may invest. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

A Fund pays a premium which is included in its Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

At September 30, 2019, the Covered Call Strategy Fund had investments in options contracts, which are listed in their Portfolios of Investments.

Futures Contracts – The Funds may enter into futures contracts including interest rate futures contracts and index futures, including futures on equity market indices and debt market indices. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds may use futures contracts to manage exposure to the stock market. Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations. Any open futures contracts at period end are presented in the Schedule of Investments under the caption “Futures Contracts”. The notional amount at value reflects each contract’s exposure to the underlying instrument or index at period end.

The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. A futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for, among other purposes, the purpose of hedging against changes in the value of a Fund’s portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, a Fund is required to deposit with its custodian in a segregated account in the name of the futures broker through which the transaction is affected an amount of cash or U.S. Government securities generally equal to 3%-5% or less of the contract value. This amount is known as “initial margin.”

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called “variation margin,” to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund’s obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the futures or options markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the ability of the Funds’ investment adviser, FIMCO, or a Fund’s subadviser, as applicable, to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO’s, or a Fund’s subadviser’s, if applicable, prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. Derivatives may be difficult to sell, unwind or value.

At September 30, 2019, the Funds had no investments in futures contracts.